SEGMENTAL INFORMATION	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
SEGMENTAL INFORMATION
5.            SEGMENTAL INFORMATION

The Company owns and operates LNG carriers and FSRUs and provides these services under time charters under varying periods, and trades in physical and future LNG contracts. Golar's reportable segments consist of the primary services it provides. Although Golar's segments are generally influenced by the same economic factors, each represents a distinct product in the LNG industry. There have not been any intersegment sales during the periods presented. Segment results are evaluated based on net income. The accounting principles for the segments are the same as for the Company's consolidated financial statements. Indirect general and administrative expenses are allocated to each segment based on estimated use.

The split of the organization of the business into two segments was based on differences in management structure and reporting, economic characteristics, customer base, asset class and contract structure. As of December 31, 2011, the Company operates in the following two segments:

•	Vessel Operations – The Company owns or leases, and subsequently charters out LNG carriers and FSRUs on fixed terms to customers.

•
LNG Trading – Provides physical and financial risk management in LNG and gas markets for its customers around the world. Activities include structured services to outside customers, arbitrage service as well as proprietary trading.

Prior to the creation of the LNG trading business in September 2010, the Company had not presented segmental information as it considered it operated in one reportable segment, the LNG vessel market. The LNG trading operations meets the definition of an operating segment as the business is a financial trading business and its financial results are reported directly to the chief operating decision maker. The LNG trading segment is a distinguishable component of the Company from which it earns revenues and incurs expenses and whose operating results are regularly reviewed by the chief operating decision maker, and which is subject to risks and rewards different from the vessel operations segment.

(in thousands of $)	2011			2010
	Vessel operations	LNG Trading	Total	Vessel operations	LNG Trading	Total
Revenue from external customers	299,848	—	299,848	244,045	—	244,045
Vessel and voyage operating expenses	(68,914)	—	(68,914)	(85,221)	—	(85,221)
Administrative expenses	(26,988)	(6,691)	(33,679)	(16,580)	(6,252)	(22,832)
Impairment of long-term assets	(500)	—	(500)	(4,500)	—	(4,500)
Depreciation and amortization	(69,814)	(472)	(70,286)	(65,038)	(38)	(65,076)
Other operating gains and losses	—	(5,438)	(5,438)	—	(6,230)	(6,230)
Operating income (loss)	133,632	(12,601)	121,031	72,706	(12,520)	60,186
Gain on sale of available-for-sale securities	541	—	541	4,196	—	4,196
Net financial expenses	(52,593)	(509)	(53,102)	(66,775)	(186)	(66,961)
Income taxes	1,705	—	1,705	(1,427)	—	(1,427)
Equity in net losses of investees	(1,900)	—	(1,900)	(1,435)	—	(1,435)
Net income (loss)	81,385	(13,110)	68,275	7,265	(12,706)	(5,441)
Non-controlling interests	(21,625)	—	(21,625)	5,825	—	5,825
Net income attributable to Golar LNG Ltd	59,760	(13,110)	46,650	13,090	(12,706)	384
Total assets	2,230,006	2,628	2,232,634	2,038,384	39,388	2,077,772

LNG trading commenced operations in 2010.  Therefore no comparative segmental information for the year ended December 31, 2009 is presented.

Revenues from external customers

During December 31, 2011, 2010 and 2009, the vast majority of the Company's vessel operations operated under time charters and in particular with six charterers: Petrobras, Dubai Supply Authority, Pertamina, Qatar Gas Transport Company, BG Group plc and Shell. Petrobras is a Brazilian energy company.  Dubai Supply Authority or DUSUP is a government entity which is the sole supplier of natural gas to the Emirate. Pertamina is the state-owned oil and gas company of Indonesia. Qatar Gas Transport Company is a Qatari-listed shipping company established by the State of Qatar.  BG Group plc and Shell are both headquartered in the United Kingdom.

In time charters, the charterer, not the Company, controls the choice of which routes the Company's vessel will serve. These routes can be worldwide.  Accordingly, the Company's management, including the chief operating decision maker, does not evaluate the Company's performance either according to customer or geographical region.

In the years ended December 31, 2011, 2010 and 2009, revenues from the following customers accounted for over 10% of the Company's consolidated revenues:

(in thousands of $)	2011		2010		2009
Petrobras	93,741	31%	90,652	37%	57,622	27%
DUSUP	47,054	16%	29,893	12%	—	—
Pertamina	37,829	13%	36,944	15%	37,570	17%
Qatar Gas Transport Company	35,461	12%	—	—	—	—
BG Group plc	25,101	8%	49,147	20%	61,299	28%
Shell	5,105	2%	25,440	10%	45,564	21%